GOODWILL, INTANGIBLE, AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF CHANGES IN CARRYING AMOUNT OF GOODWILL

Changes in the carrying amount of goodwill of the Company between December 31, 2022, and December 31, 2023, are as follows (in US$ thousands):

	Production Services	Drilling and Evaluation Services	Goodwill
Balance as of December 31, 2022	$459,710	$185,385	$645,095
Not applicable	-	-	-
Balance as of December 31, 2023	$459,710	$185,385	$645,095

SCHEDULE OF WEIGHTED AVERAGE AMORTIZATION PERIOD FOR INTANGIBLE ASSETS

The following is the weighted average amortization period for intangible assets of the Company subject to amortization (in years):

Amortization
Customer contracts & relationships	10.0
Trademarks and trade names	7.9
Total intangible assets	9.7

SCHEDULE OF INTANGIBLE ASSETS SUBJECT TO AMORTIZATION

The details of our intangible assets subject to amortization are set forth below (in US$ thousands):

	December 31, 2023			December 31, 2022
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Customer contracts & relationships	$153,500	$(76,899)	$76,601	$153,500	$(61,477)	$92,023
Trademarks and trade names	25,940	(18,237)	7,703	25,940	(15,049)	10,891
Total intangible assets	$179,440	$(95,136)	$84,304	$179,440	$(76,526)	$102,914

SCHEDULE OF INVESTMENTS	The following table presents our investments at the dates indicated (in US$ thousands):
	Segment	Ownership	December 31, 2023	December 31, 2022
WDVGE	Production Services	46.2%	$7,782	16,086

SCHEDULE OF EARNINGS (LOSS) FROM EQUITY INVESTMENTS

The following table presents earnings (loss) from equity investments for the periods indicated (in US$ thousands):

	Segment	Year ended December 31, 2023	6 months ended December 31, 2022
WDVGE	Production Services	$(454.1)	42.7

SCHEDULE OF FINANCIAL INFORMATION FOR OUR EQUITY METHOD INVESTMENTS

Summarized combined financial information for our equity method investments is as follows for the periods indicated (amounts represent 100% of investee financial information in US$ thousands):

	December 31, 2023	December 31, 2022
Balance Sheet data:
Current assets	$4,397	4,484
Noncurrent assets	18,227	21,392
Total assets	$22,624	25,876

Current liabilities	$2,624	2,837
Other liabilities	13,115	15,171
Combined equity	6,885	7,868
Total liabilities and combined equity	$22,624	25,876

	Year ended December 31, 2023	6 months ended December 31, 2022
Statement of operations data:
Revenue	$19,263	10,035
Operating (loss) / income	(1,041)	(350)
Net (loss) / income	(983)	92